Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Dislclosure of detailed information about key assumptions for the CGU's [Table Text Block]
	2017	2016

Long-term gold price (per ounce)	US$1,300	US$1,280
Long-term silver price (per ounce)	US$18	US$17
Post-tax real discount rate	4.2%	5.0%